Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Corporate bonds	$ 5,488	$ 8,757
Convertible bonds	1,112	1,156
Total financial assets	6,600	9,913
Liabilities:
Contingent consideration	5,964	414
Total financials liabilities	5,964	414
Level 1 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration
Total financials liabilities
Level 2 [Member]
Assets:
Corporate bonds	5,488	8,757
Convertible bonds	1,112	1,156
Total financial assets	6,600	9,913
Liabilities:
Contingent consideration
Total financials liabilities
Level 3 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	5,964	414
Total financials liabilities	$ 5,964	$ 414